Employee Option Plans (Details) $ / shares in Units, ₪ in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	Aug. 12, 2023	Mar. 12, 2023	Nov. 30, 2020 shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2023 ILS (₪) shares	Mar. 31, 2022 USD ($) $ / shares shares	Aug. 31, 2021 shares
Employee Option Plans [Line Items]
Aggregate restricted shares (in Shares) | shares									350,000
Number of restricted shares (in Shares) | shares								21,000	48,378
Total fair value of grant				$ 7,914			₪ 27,851
Exercisable per share (in Dollars per share) | $ / shares				$ 81.8
Ordinary shares (in Shares) | shares				9,000			9,000
Ordinary shares fully vested (in Shares) | shares				21,000			21,000
Compensation amount				$ 6,460	$ 7,089	$ 7,373
Unrecognized compensation costs				$ 1,465
Fair value options, exercise factor				130.00%
Fair value options, expected volatility				31.00%
Options expire periods				5 years
Compensation Cost				$ 3,601
Weighted average period				1 year 8 months 1 day
Options Shares (in Shares) | shares					4,028
Purchase Shares (in Shares) | shares					4,028
Preceding years				1 year 1 month 6 days
Formula [Member]
Employee Option Plans [Line Items]
Number of restricted shares (in Shares) | shares								2,400
Unrecognized compensation costs				$ 27,703	$ 34,972	45,973
Matrix IT [Member]
Employee Option Plans [Line Items]
Number of restricted shares (in Shares) | shares					375,000
Unrecognized compensation costs				8,808	$ 0	428
Number of vested percentage					40.00%
2021 Plan [Member]
Employee Option Plans [Line Items]
Total fair value of grant				$ 1,225
Exercisable per share (in Dollars per share) | $ / shares				$ 81.65
Top of range [member]
Employee Option Plans [Line Items]
Total fair value of grant | ₪							₪ 170,684
Fair value options, risk-free interest rate				(4.53%)
Bottom of range [member]
Employee Option Plans [Line Items]
Total fair value of grant				$ 50,054
Fair value options, risk-free interest rate				3.34%
2011 Plan [Member]
Employee Option Plans [Line Items]
Total fair value of grant								$ 232
Exercisable per share (in Dollars per share) | $ / shares								$ 96.7
Total equity-based compensation expense				$ 407	$ 973
Description of options vest			66.67% of the RSUs (i.e., 407,847 RSUs) are subject to time-based vesting that shall start as of the grant date and shall end at December 31, 2027, subject to the continued engagement of Formula’s chief executive officer with the Company as of that date (the “Vesting Period”); and up to 33.33% of the RSUs (i.e., 203,924 RSUs as of the date hereof) are subject to performance-based vesting, and shall vest at December 31, 2027 on a pro-rata basis with respect to each fiscal year (starting as of January 1, 2020) during the Vesting Period in which the target EBITDA (as defined in the grant) is achieved, subject to the continued engagement of Formula’s chief executive officer with the Company. At the end of the vesting period, the number of performances-based RSUs that vests shall be equal to (i) the number of fiscal years in which the target EBITDA (as defined in the grant) was achieved multiplied by (ii) 25,490.50 RSUs (rounded to the nearest whole number, up to a cap of 203,924 RSUs in total).
Matrix [Member]
Employee Option Plans [Line Items]
Description of options vest		Matrix IT’s board of directors approved, following the approval by Matrix IT’s compensation committee, the allocation of 920,000 options exercisable up to 920,000 ordinary Matrix IT’s shares of NIS 1 par value, to 18 officers and senior employees of Matrix IT or of its controlled companies. Upon termination of an officer’s employment, 45,000 options were forfeited before vesting. The exercise of the options at the date of grant is NIS 71.25. The price is subject to adjustment, including when distributing a dividend. 50% of the options will be vested on March 12, 2025, with the remaining amount vesting in equal parts on March 12, 2026 and 2027.
Fair value options, exercise factor				130.00%
Fair value options, expected volatility				31.00%
Options expire periods				5 years
Matrix [Member] | Top of range [member]
Employee Option Plans [Line Items]
Fair value options, risk-free interest rate				(4.53%)
Matrix [Member] | Bottom of range [member]
Employee Option Plans [Line Items]
Fair value options, risk-free interest rate				3.34%
Matrix [Member] | General Assembly [Member]
Employee Option Plans [Line Items]
Description of options vest	Matrix IT’s board of directors approved, following the approval by Matrix IT’s compensation committee, the allocation of 45,000 options exercisable up to 45,000 ordinary Matrix IT’s shares of NIS 1 par value, to a senior employee of Matrix IT. The exercise of the options at the date of grant is NIS 73.73. The price is subject to adjustment, including when distributing a dividend. 50% of the options will be vested in August, 2025, with the remaining amount vesting in equal parts on August 10, 2026 and 2027. The contractual life of the stock options is 5 years from the grant date.
Matrix [Member] | Mr. Moti Gutman [Member]
Employee Option Plans [Line Items]
Description of options vest				These restricted shares vest at certain points in time over a six-year period, commencing on March 15, 2022 and concluding on December 31, 2027. The total fair value of the grant was calculated based on the Formula share price on the grant date and equaled $2,031 ($96.7 per share).In January 2023, Formula’s board of directors, following the approval by Formula’s compensation committee, awarded 15,000 restricted shares under the 2021 plan (the “restricted shares”). These restricted shares vest on an annual basis over a six-year period, commencing on December 31, 2023 and concluding on December 31, 2029.
Sapiens [Member]
Employee Option Plans [Line Items]
Total equity-based compensation expense				$ 3,186	$ 4,317	$ 5,421
Employees and directors to purchase shares description				In 2023, 2022 and 2021, Sapiens granted 429,500, 404,500 and 847,000 stock options, respectively, to its employees and directors to purchase its shares.
Weighted average grant date fair values of options (in Dollars per share) | $ / shares				$ 6.51	$ 7.22	$ 10.35
Intrinsic value of options exercised				$ 851	$ 250	$ 8,505
Magic [Member]
Employee Option Plans [Line Items]
Intrinsic value of options exercised				$ 61	$ 344	$ 628
Chief Financial Officers [Member]
Employee Option Plans [Line Items]
Number of restricted shares (in Shares) | shares			611,771